Other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	Note 4 - Other current assets
	June 30,	December 31,
	2025	2024
Sales tax receivable	$-	$509,333
Prepayments	990,815	467,089
Deferred Offering Costs	-	1,802,404
Total current assets	$990,815	$2,778,826

Note 4 - Other current assets

Other current assets consisted of the following at December 31:

	December 31,	December 31,
	2024	2023
Sales tax receivable	$509,333	$5,444
Prepayments	467,089	110,299
Deferred Offering Costs	1,802,404	-
Total Other current assets	$2,778,826	$115,743

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023